Reporting Entity (Details) € in Thousands	12 Months Ended
	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 27, 2024 EUR (€)	Jul. 31, 2024 shares	Jun. 16, 2024 $ / shares	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Borrowings			€ 512,014				€ 350,722
Commencement of major litigation
Disclosure of detailed information about business combination [line items]
Anticipates receiving additional contractual capital commitments	€ 10,000	€ 150,000
Convertible instruments
Disclosure of detailed information about business combination [line items]
Borrowings			147,437	€ 150,000			€ 0
Allego N.V., | Madeleine
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issues or issuable, per share (in USD per share) | $ / shares						$ 1.70
Number of instruments or interests issued or issuable (in shares) | shares					38,718,988
Funds available to acquiree, business combination			46,000
Convertible bond funding liabilities incurred			€ 310,000